3. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Impairment of oil & gas properties	$ 7,831,570	$ 0	$ 0
Cash equivalent balances	0	0	0
Allowance for doubtful accounts	$ 0	$ 0	$ 0